ROPES & GRAY LLP 191 NORTH WACKER DRIVE 32nd FLOOR CHICAGO, ILLINOIS 60606-4302 WWW.ROPESGRAY.COM

February 7, 2018	Matthew A. Brunmeier T +1 312 845 1376 matthew.brunmeier@ropesgray.com

VIA Edgar

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Calamos Convertible and High Income Fund (the “Fund”) (File Nos. 811-21319, 333-205640)

Ladies and Gentlemen:

We are filing today via EDGAR Post-Effective Amendment No. 3 to the Fund’s Registration Statement (File No. 333-205640) on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 31 to the Fund’s Registration Statement (File No. 811-21319) pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Fund (the “Post-Effective Amendment”).

This Post-Effective Amendment is being filed for the purposes of providing certain annual and other updates to the Fund’s Registration Statement under the Securities Act and the 1940 Act, filed on February 28, 2017.

No fees are required in connection with this filing. If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (312) 845-1376.

Very truly yours,

/s/ Matthew A. Brunmeier
Matthew A. Brunmeier

cc:	John P. Calamos, Sr.
J. Christopher Jackson, Esq.
Paulita Pike, Esq.
Jeremy Smith, Esq.